UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Corsair Capital LLC
Address:    717 Fifth Avenue, 24th Floor
            New York, NY 10022

Form 13F File Number: 28-12546
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jimmy Wang
Title:    Chief Compliance Officer
Phone:    212-224-9402


/s/                            New York, NY              May 15, 2013
-----------------              -----------------         ------------
[Signature]                    [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
     28-
        --------------          ------------------------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     243,167
                                       ---------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F file Number          Name
               28-
     -----        ----------------------     ----------------------------------

     [Repeat as necessary.]

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
NewStar Financial Inc.       Common         65251F105  125,748  9,504,798 SH       SOLE       N/A      9,504,798
NewStar Financial Inc.       Common         65251F105      616    200,174 SH  CALL SOLE       N/A        200,174
United Community Banks, Inc. Common         90984P303  116,803 10,300,047 SH       SOLE       N/A      3,273,323



[Repeat as Necessary]